UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F Cover Page

           Report for the Calendar Year of Quarter Ended:  03/31/2013

Check here if Amendment [  ];  Amendment Number:
This Amendment:         [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Asset Managment Group, Inc.
Address: 60 Long Ridge Road
         Suite 305
         Stamford,CT  06902

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  LeGrand S. Redfield, Jr.
Title: President
Phone: 203 964-8300

Signature, Place, and Date of Signing:

/s/LeGrand S. Redfield, Jr.     Stamford, CT                    April 29, 2013
--------------------------------------------------------------------------------
[Signature]                     [City, State]                   [Date]

Report type(Check only one.):

[X] 13F HOLDINGS REPORT

[] 13F NOTICE

[] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:  0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total(thousands): 144236


List of Other Included Managers: NONE

                                        Title of          Value       Shrs or   Sh/ Put/ Investment  Other     Voting Authority
Name of Issuer                            Class  Cusip   (x$1000)     Prn Amt  Prns Call Discretion Managers  Sole  Shared  None
____________________________________________________________________________________________________________________________________
Abbott Laboratories                        SK  002824100 390          11035     SH          Sole                           11035
Abbvie Inc                                 SK  00287Y109 448          10985     SH          Sole                           10985
Apple Computers                            SK  037833100 495          1119      SH          Sole                           1119
Barclay's Aggregate Bond Index I-Shares    ET  464287226 14369        129766    SH          Sole                           129766
Berkley W R Corporation                    SK  084423102 945          21303     SH          Sole                           21303
Berkshire Hathaway Cl B                    SK  084670702 328          3150      SH          Sole                           3150
Canadian Pac Ltd New   F                   SK  13645T100 241          1850      SH          Sole                           1850
Cisco Systems Inc                          SK  17275R102 217          10374     SH          Sole                           10374
Copsync Inc                                SK  65653RAD5 6            80485     SH          Sole                           80485
Dominos Pizza Inc                          SK  25754A201 939          18257     SH          Sole                           18257
Exxon Corporation                          SK  30231G102 586          6501      SH          Sole                           6501
General Electric Co.                       SK  369604103 626          27087     SH          Sole                           27087
Ishares Barclays Bd Fd 7-10 Yr Tr          ET  464287440 7170         66800     SH          Sole                           66800
Ishares Barclays Tips Bond Fund            ET  464287176 9768         80547     SH          Sole                           80547
Ishares Gold Trust                         ET  464285105 573          36930     SH          Sole                           36930
Ishares Goldman Sachs Tech Index           ET  464287549 998          13739     SH          Sole                           13739
Ishares Lehman Treas Bond 1-3 Year         ET  464287457 1357         16062     SH          Sole                           16062
Ishares MSCI Brazil Index                  ET  464286400 256          4694      SH          Sole                           4694
Ishares Msci Canada Idx Fd                 ET  464286509 912          31982     SH          Sole                           31982
Ishares Msci Emrg Mkt Fd                   ET  464287234 5768         134865    SH          Sole                           134865
Ishares Russell Midcap Index Fund          ET  464287499 889          6983      SH          Sole                           6983
Ishares Russell Midcap Value Index Fund    ET  464287473 7326         128527    SH          Sole                           128527
Ishares S&P 500 Growth S&P 500 Growth In   ET  464287309 1233         14964     SH          Sole                           14964
Ishares S&P GSCI Commodity Indexed         ET  46428R107 260          7910      SH          Sole                           7910
Ishares S&P Midcap 400 Bar Val             ET  464287705 6331         62748     SH          Sole                           62748
Ishares S&P Midcap 400 Growth Index Fund   ET  464287606 2570         20052     SH          Sole                           20052
Ishares S&P North Am Fund                  ET  464287374 2523         62201     SH          Sole                           62201
Ishares S&P Smallcap 600 Growth Index Fu   ET  464287887 2116         22534     SH          Sole                           22534
Ishares S&P Smallcap 600 Value             ET  464287879 5202         57847     SH          Sole                           57847
Ishares Tr Cohen & Steer Realty Majors I   ET  464287564 4922         59699     SH          Sole                           59699
Ishares Tr Msci Eafe                       ET  464287465 3660         62056     SH          Sole                           62056
Ishares Tr Russell 1000 Growth             ET  464287614 377          5276      SH          Sole                           5276
Ishares Tr Russell 1000 Val                ET  464287598 5295         65228     SH          Sole                           65228
Ishares Tr Russell 2000 Val                ET  464287630 1782         21263     SH          Sole                           21263
Ishares Tr Russell 3000 Russell 3000 Gro   ET  464287671 384          6583      SH          Sole                           6583
Ishares Tr Russell 3000 Val                ET  464287663 2420         22779     SH          Sole                           22779
Ishares Tr S&P 500 Barra Val               ET  464287408 5688         77071     SH          Sole                           77071
Ishares Tr S&P Midcap S&P Midcap 400 Ind   ET  464287507 5591         48586     SH          Sole                           48586
Ishares Tr S&P Smallcap 600                ET  464287804 1261         14488     SH          Sole                           14488
Ishares Trust Dow Jones Select Dividend    ET  464287168 2090         32967     SH          Sole                           32967
Ishares Trust Index Fund Ftse Xinhua Hk    ET  464287184 326          8829      SH          Sole                           8829
Ishares Trust S&P 500 Index                ET  464287200 660          4197      SH          Sole                           4197
Johnson & Johnson                          SK  478160104 1828         22422     SH          Sole                           22422
Mid Cap S P D R Trust Unit Ser             ET  78467Y107 738          3518      SH          Sole                           3518
Omnicom Group Inc                          SK  681919106 1405         23853     SH          Sole                           23853
Paychex Inc                                SK  704326107 260          7419      SH          Sole                           7419
Pepsico                                    SK  713448108 3214         40626     SH          Sole                           40626
Pfizer Inc                                 SK  717081103 840          29109     SH          Sole                           29109
Powershares QQQ Trust, Ser 1               SK  73935A104 339          4918      SH          Sole                           4918
Powershs Ins National Muni Bond ETF        ET  73936T474 853          33609     SH          Sole                           33609
Powershs Insured NY Muni Bond ETF          ET  73936T458 366          15048     SH          Sole                           15048
Procter & Gamble Co.                       SK  742718109 483          6274      SH          Sole                           6274
Proshares Ultra S&P 500                    ET  74347R107 1317         18040     SH          Sole                           18040
Pub Svc Ent Group Inc                      SK  744573106 317          9245      SH          Sole                           9245
S P D R Trust Unit Sr 1                    ET  78462F103 1111         7088      SH          Sole                           7088
Southridge Ent Inc New                     SK  84467T403 0            24000     SH          Sole                           24000
Spdr S&P Biotech Etf                       ET  78464A870 917          9185      SH          Sole                           9185
Vanguard Bond Index Short Term Bond ETF    ET  921937827 3160         39016     SH          Sole                           39016
Vanguard Div Appreciation ETF              ET  921908844 6445         98092     SH          Sole                           98092
Vanguard Emerging Market                   ET  922042858 859          20022     SH          Sole                           20022
Vanguard Energy Index                      ET  92204A306 2006         17705     SH          Sole                           17705
Vanguard Growth Etf Msci Us Prime Mkt      ET  922908736 500          6448      SH          Sole                           6448
Vanguard Info Technology                   ET  92204A702 346          4751      SH          Sole                           4751
Vanguard Msci Us Sm Cap Growth             ET  922908595 4911         49150     SH          Sole                           49150
Vanguard Reit                              SK  VNQ       206          2916      SH          Sole                           2916
Vanguard Total Bond Market Index ETF       ET  921937835 454          5425      SH          Sole                           5425
Vanguard Total Stock Mkt                   ET  922908769 301          3717      SH          Sole                           3717
Wal Mart Stores                            SK  931142103 481          6434      SH          Sole                           6434
Walt Disney Co Holding Co                  SK  254687106 1281         22552     SH          Sole                           22552